Business Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segments

17. Business Segments

Our operations are located in the United States and are organized into three reporting segments: Natural Gas Services; NGL Logistics; and Wholesale Propane Logistics.

Natural Gas Services — Our Natural Gas Services segment provides services that include gathering, compressing, treating, processing, transporting and storing natural gas. The segment consists of our Northern Louisiana system, our Southern Oklahoma system, our Wyoming system, our Michigan system, our Southeast Texas system, our East Texas system, our 80% interest in the Eagle Ford system, our 75% interest in the Colorado system, and our 40% interest in Discovery.

NGL Logistics — Our NGL Logistics segment provides services that include transportation, storage and fractionation of NGLs. The segment consists of the Seabreeze and Wilbreeze intrastate NGL pipelines, the Wattenberg and Black Lake interstate NGL pipelines, our 10% interest in the Texas Express NGL pipeline, the NGL storage facility in Michigan, the DJ Basin NGL fractionators in Colorado, our 12.5% interest in the Mont Belvieu Enterprise fractionator, and our 20% interest in the Mont Belvieu 1 fractionator.

Wholesale Propane Logistics — Our Wholesale Propane Logistics segment provides services that include the receipt of propane by pipeline, rail or ship to our terminals that deliver the product to distributors. The segment consists of six owned rail terminals, one owned marine terminal, one leased marine terminal, one pipeline terminal and access to several open-access pipeline terminals.

These segments are monitored separately by management for performance against our internal forecast and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. Gross margin is a performance measure utilized by management to monitor the business of each segment.

The following tables set forth our segment information:

Year Ended December 31, 2012:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$2,282	$64	$415	$—	$2,761

Gross margin (a)	$478	$64	$42	$—	$584
Operating and maintenance expense	(162)	(16)	(15)	—	(193)
Depreciation and amortization expense	(81)	(6)	(2)	—	(89)
General and administrative expense	—	—	—	(74)	(74)
Earnings from unconsolidated affiliates	15	11	—	—	26
Interest expense	—	—	—	(42)	(42)
Income tax expense (b)	—	—	—	(1)	(1)

Net income (loss)	250	53	25	(117)	211
Net income attributable to noncontrolling interests	(13)	—	—	—	(13)

Net income (loss) attributable to partners	$237	$53	$25	$(117)	$198

Net unrealized gains on derivative instruments (c)	$20	$—	$1	$—	$21

Capital expenditures	$467	$12	$4	$—	$483

Acquisitions net of cash acquired	$715	$30	$—	$—	$745

Investments in unconsolidated affiliates	$115	$43	$—	$—	$158

Year Ended December 31, 2011:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Eliminations (f)	Total
	(Millions)
Total operating revenue	$3,012	$57	$633	$—	$(2)	$3,700

Gross margin (a)	$497	$52	$51	$—	$—	$600
Operating and maintenance expense	(157)	(16)	(15)	—	—	(188)
Depreciation and amortization expense	(122)	(8)	(3)	—	—	(133)
General and administrative expense	—	—	—	(75)	—	(75)
Earnings from unconsolidated affiliates	23	—	—	—	—	23
Other operating income	—	1	—	—	—	1
Interest expense	—	—	—	(34)	—	(34)
Income tax expense (b)	—	—	—	(1)	—	(1)

Net income (loss)	241	29	33	(110)	—	193
Net income attributable to noncontrolling interests	(30)	—	—	—	—	(30)

Net income (loss) attributable to partners	$211	$29	$33	$(110)	$—	$163

Net unrealized gains on derivative instruments (c)	$42	$—	$—	$(2)	$—	$40

Capital expenditures	$371	$9	$4	$—	$—	$384

Acquisitions net of cash acquired	$122	$30	$—	$—	$—	$152

Investments in unconsolidated affiliates	$8	$—	$—	$—	$—	$8

Year Ended December 31, 2010:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$2,710	$18	$473	$—	$3,201

Gross margin (a)	$401	$13	$29	$—	$443
Operating and maintenance expense	(138)	(4)	(13)	—	(155)
Depreciation and amortization expense	(111)	(2)	(2)	—	(115)
General and administrative expense	—	—	—	(66)	(66)
Earnings from unconsolidated affiliates	22	1	—	—	23
Other operating income	2	—	3	—	5
Step acquisition – equity interest re-measurement gain	—	9	—	—	9
Interest expense	—	—	—	(29)	(29)
Income tax expense (b)	—	—	—	(2)	(2)

Net income (loss)	176	17	17	(97)	113
Net income attributable to noncontrolling interests	(12)	—	—	—	(12)

Net income (loss) attributable to partners	$164	$17	$17	$(97)	$101

Net unrealized gains on derivative instruments (c)	$(9)	$—	$(1)	$2	$(8)

Capital expenditures	$173	$11	$1	$—	$185

Acquisitions net of cash acquired	$79	$135	$68	$—	$282

Investments in unconsolidated affiliates	$2	$—	$—	$—	$2

	December 31,
	2012	2011	2010
	(Millions)
Segment long-term assets:
Natural Gas Services	$2,706	$2,171	$1,907
NGL Logistics (d)	340	250	222
Wholesale Propane Logistics	105	104	102
Other (e)	84	14	4

Total long-term assets	3,235	2,539	2,235
Current assets	368	373	372

Total assets	$3,603	$2,912	$2,607

(a)	Gross margin consists of total operating revenues, including commodity derivative activity, less purchases of natural gas, propane, NGLs and condensate. Gross margin is viewed as a non-GAAP measure under the rules of the SEC, but is included as a supplemental disclosure because it is a primary performance measure used by management as it represents the results of product sales versus product purchases. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner.
(b)	For the years ended December 31, 2011 and 2010, income tax expense relates primarily to the Texas margin tax and the Michigan business tax. The Michigan business tax was repealed in 2012; accordingly, income tax expense for the year ended December 31, 2012 relates primarily to the Texas margin tax.
(c)	Net unrealized gains or losses on derivative instruments represent non-cash derivative mark-to-market and is included in segment gross margin, along with cash settlements for our derivative contracts.
(d)	Our July 30, 2010 acquisition of an additional 50% interest in Black Lake from an affiliate of BP PLC brought our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary.
(e)	Other long-term assets not allocable to segments consist of restricted investments, unrealized gains on derivative instruments, corporate leasehold improvements and other long-term assets.
(f)	Represents intersegment revenues consisting of sales of NGLs by Marysville in our NGL Logistics segment to our Wholesale Propane segment.